SUBSEQUENT EVENTS	Dec. 26, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

5.       SUBSEQUENT EVENTS

In preparing this financial statement, the Sponsor has evaluated events and transactions for potential recognition or disclosure through the date this financial statement was available to be issued. Management has determined that there were no material events, that would require disclosure in the Fund’s financial statement, which occurred during the period subsequent to December 26, 2023.